Deposits - Additional Information (Detail) - CAD ($) $ in Billions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of deposits [abstract]
Aggregate amount of term deposits in denominations of $100,000 or more	$ 275	$ 287